Intangibles - Finite-lived intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Maintenance rights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 2,254,960	$ 2,540,286
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	722,769	824,167
Maintenance rights and lease premium, net
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 2,977,729	$ 3,364,453